NET FINANCE COSTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interest expense on financial liabilities measured at amortized cost:
Loans and borrowings	$ 514	$ 395
Subordinated hybrid notes	29	29
Leases	32	30
Interest income	(46)	(7)
Unwinding of discount rate	20	16
Foreign exchange losses and other	12	22
Net finance costs	561	466
Non-Commodity-Related Derivatives
Interest expense on financial liabilities measured at amortized cost:
Gain in fair value of non-commodity-related derivative financial instruments	$ 0	$ (19)